Equity Plans	3 Months Ended
Mar. 31, 2022
Rigetti Computing, Inc [Member]
Disclosure Of Compensation Related Costs Share Based Payments
12. EQUITY PLANS
2013 Equity Incentive Plan
In 2013, the Company adopted the Rigetti & Co., Inc. 2013 Equity Incentive Plan (the “2013 Plan”), which provides for the grant of qualified incentive stock options and nonqualified stock options, restricted stock, restricted stock units (“RSU”) or other awards to the Company’s employees, officers, directors, advisors, and outside consultants. Upon the Closing Date and consummation of the Business Combination effective March 2, 2022, no additional awards are being made pursuant to the 2013 Plan. Awards outstanding under the 2013 Plan will continue to be governed by such plan; however, we will not grant any further awards under the 2013 Plan.
2022 Equity Incentive Plan
In connection with the Business Combination (Note 3), the shareholders approved the Rigetti Computing, Inc. 2022 Equity Incentive Plan (the “2022 Plan”) on February 23, 2022, which became effective immediately upon the Closing Date. The 2022 Plan provides for the grant of ISOs , NSOs, stock appreciation rights, restricted stock awards, restricted stock unit awards, performance awards and other forms of awards to employees, directors and consultants, including employees and consultants of Company’s affiliates. The aggregate number of shares of common stock reserved for future issuance under the 2022 Plan is 18,332,215 shares. However, the Company has not issued any grants under the 2022 Plan.
Stock Options
A summary of activity related to stock option is summarized as below (in thousands, except for share and per share data):

	Number of Options	Weighted-Average Exercise Price	Average Remaining Contractual Term (In Years)	Aggregate Intrinsic Value
Outstanding - December 31, 2021	11,468,275	$0.36	8.1	$46,839
Granted	—
Exercised	(1,123,539)	$0.27		$4,668
Forfeited and expired	(229,887)	$0.27

Outstanding - March 31, 2022	10,114,849	$0.36	7.9	$60,885

Exercisable - March 31, 2022	5,645,220	$0.41	7.8	$33,229
The weighted-average grant date fair value of options granted during the three months ended March 31, 2021 was $0.09 per share. No new grants were issued during the three months ended March 31, 2022. The total intrinsic value of options exercised during the three months ended March 31, 2022 and March 31, 2021 is $4.7 million and $0.7 million, respectively.
As of March 31, 2022, there was $2.1 million of unrecognized compensation cost related to non-vested
stock options granted under the Plan, which is expected to be recognized over a weighted-average period of approximately 1.7 years.
Restricted Stock Units
A summary of activity related to RSUs is summarized as below:

	Number of RSUs	Weighted-Average Exercise Price
Balance at December 31, 2021	5,388,455
Granted	3,905,871	$4.44
Vested	(952,127)
Forfeited	(217,311)

Balance at March 31, 2022	8,124,888

On March 2, 2022, the performance condition of all outstanding RSUs was met due to the closing of the Business Combination. As a result, the Company recorded a cumulative catch-up
compensation expense for the vesting period that has been satisfied as of March 2, 2022 and continues amortizing compensation expenses for unvested RSUs over their remaining vesting period.
Total fair value of the RSUs vested during three months ending March 31, 2022 and 2021 was $3.4 million and $0 respectively. The Company did not grant any RSUs during three months ended March 31, 2021.
Stock-based compensation expense related to RSUs granted to employees was $11.2 million and $0 for three months ended March 31, 2022 and 2021, respectively. As of March 31, 2022, the unrecognized compensation expense related to unvested RSUs was approximately $31.1 million which is expected to be recognized over a weighted-average period of approximately 1.9 years.
The table below summarizes the total stock compensation expenses for the three months ended March 31, 2022 and 2021:

	Three Months Ended March 31,
	2022	2021
	(In thousands)
Research and development	$2,389	$340
Selling and marketing	441	32
General and administrative	8,651	225

	$11,481	$597

Fair Value of Common Stock and Options
The fair value of each option award is estimated on the date of grant using the Black-Scholes option-pricing
model that uses the assumptions noted in the table below. Expected volatility for the Company’s common stock was determined based on an average of the historical volatility of a peer group of similar public companies. The expected term of options granted was calculated using the simplified method, which represents the average of the contractual term of the option and the weighted-average
vesting period of the option. The Company uses the simplified method because it does not have sufficient historical option exercise data to provide a reasonable basis upon which to estimate expected term. The assumed dividend yield is based upon the Company’s expectation of not paying dividends in the foreseeable future. The risk-free rate is based upon the U.S. Treasury yield curve in effect at the time of grant for the period equivalent to the expected life of the option.
In determining the exercise prices for options granted, the Company’s board of directors has considered the fair value of the common stock as of the grant date. The fair value of the common stock has been determined by the board of directors at each award grant date based upon a variety of factors, including the results obtained from an independent third-party valuation, the Company’s financial position and historical financial performance, the status of technological developments within the Company’s products, the composition and ability of the current engineering and management team, an evaluation or benchmark of the Company’s competition, the current business climate in the marketplace, the illiquid nature of the common stock, arm’s-length
sales of the Company’s capital stock (including redeemable convertible preferred stock), the effect of the rights and preferences of the preferred shareholders, and the prospects of a liquidity event, among others.
The Company did not grant any stock options during the three months ended March 31, 2022. The range of assumptions used in the Black-Scholes option-pricing model for options issued to employees during the three months ended March 31, 2021, are as follows:

March 31, 2021
Expected volatility	46.8%
Weighted-average risk-free interest rate	1.07%
Expected dividend yield	—%
Expected term (in years)	6.1 years